Transactions with Related Parties and Affiliates (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended
	Feb. 29, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Nov. 15, 2012	Dec. 31, 2017
Related Party Transaction [Line Items]
General and administrative expenses		$ 5,513,000	$ 4,865,000	$ 9,044,000	$ 8,077,000
Due From Related Parties, Current		11,735,000		11,735,000			$ 10,545,000
Due From Related Parties, Noncurrent		44,009,000		44,009,000			34,891,000
Management fees		17,381,000	15,462,000	34,072,000	29,805,000
Revenue from related parties		0	33,000	(9,000)	643,000
Amounts due from related parties, long-term - Fair Value		44,009,000		$ 44,009,000			34,891,000
Navios Holdings
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings				20.20%
Supplemental credit default insurance maximum cash payment						$ 20,000,000
Amounts due from related parties, long-term - Fair Value		19,416,000		$ 19,416,000
Prior management agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 4,100
Prior management agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,200
Prior management agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,250
Prior management agreement | Containerships of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,700
Prior management agreement | Containerships of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,400
Prior management agreement | Containerships of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee	$ 8,750
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,230
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,330
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee				5,250
Management Agreement | Containerships of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee				6,700
Management Agreement | Containerships of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee				7,400
Management Agreement | Containerships of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee				$ 8,750
Management Agreement | Late Reimbursement
Related Party Transaction [Line Items]
Interest rate description				LIBOR
Interest rate percentage				1.00%
Debt later required payment				Jan. 05, 2018
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses		2,330,000	$ 1,999,000	$ 4,580,000	$ 3,944,000
Due to Related Parties, Noncurrent
Navios Holdings | Ecxluding Navios Europe I and Navios Europe II
Related Party Transaction [Line Items]
Due from Related Parties		52,273,000		52,273,000			$ 43,146,000
Due From Related Parties, Current		8,264,000		8,264,000
Due From Related Parties, Noncurrent		$ 44,009,000		$ 44,009,000
Navios Fulvia
Related Party Transaction [Line Items]
Vessel Year Built				2010
Vessel type				Capesize
Navios Fulvia | Extended Management Agreement
Related Party Transaction [Line Items]
Charter hire daily rate				$ 11,500
Lease term				3 months
Date of agreement				Nov. 30, 2016